Note 27 - Share-Based Payment and Equity Settled Share Option Schemes - Change in Options (Details)	12 Months Ended
	Mar. 31, 2018 GBP (£)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 GBP (£)	Mar. 31, 2016 GBP (£)
Statement Line Items [Line Items]
Outstanding balance at beginning of year, weighted average	£ 3.70
Number of share options granted in share-based payment arrangement	0	0	0
Weighted average exercise price of share options granted in share-based payment arrangement	£ 3.63	$ 2.40
Exercised during the year, shares	0	0	0
Outstanding balance at end of year, weighted average	£ 3.68		£ 3.70
The RhythmOne EMI scheme and the RhythmOne US plan [member]
Statement Line Items [Line Items]
Outstanding balance at beginning of year, shares	3,047,296	2,926,966	2,926,966	2,369,015
Outstanding balance at beginning of year, weighted average	£ 3.70		£ 3.80	£ 5
Number of share options granted in share-based payment arrangement	941,500	810,250	810,250	1,274,750
Weighted average exercise price of share options granted in share-based payment arrangement	£ 3.63		£ 2.40	£ 2.70
Exercised during the year, shares	(255,382)	(158,830)	(158,830)	(25,598)
Exercised during the year, weighted average	£ 2.66		£ 0.70	£ 1
Forfeited during the year, shares	(658,166)	(531,090)	(531,090)	(691,201)
Forfeited during the year, weighted average	£ 3.95		£ 3.50	£ 5.90
Outstanding balance at end of year, shares	3,075,248	3,047,296	3,047,296	2,926,966
Outstanding balance at end of year, weighted average	£ 3.68		£ 3.70	£ 3.80
Exercisable at end of year, shares	2,057,684		1,801,393	1,166,997
Exercisable at end of year, weighted average	£ 2.62		£ 4.40	£ 5.20
Autonomy Discretionary Share Scheme and Autonomy US Plan options [member]
Statement Line Items [Line Items]
Outstanding balance at beginning of year, shares	22,889	48,114	48,114	54,394
Outstanding balance at beginning of year, weighted average	£ 4.50		£ 4.50	£ 4.50
Outstanding balance at end of year, shares		22,889	22,889	48,114
Outstanding balance at end of year, weighted average			£ 4.50	£ 4.50
Exercisable at end of year, shares			22,889	41,114
Exercisable at end of year, weighted average			£ 4.50	£ 4.50
Lapsed during the year, shares	(22,889)	(25,225)	(25,225)	(6,280)
Lapsed during the year, weighted average	£ 4.50		£ 4.50	£ 4.50